Retirement Plan (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The Company uses a measurement date of December 31 for the Defined Benefit Plan. The changes in projected benefit obligation, plan assets and details of the funded status of the Plan are as follows:

	December 31,
	2012	2013
	(in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$2,425	2,334
Service cost	-	-
Interest cost	50	39
Actuarial loss (gain)	(141)	510
Benefit obligation at end of year	2,334	2,883

	December 31,
	2012	2013
	(in thousands)
Change in plan assets:
Fair value at beginning of year	2,305	2,549
Actual return on plan assets	24	33
Employer contribution	220	97
Fair value at end of year	2,549	2,679
Funded status	$215	(204)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	$457	102
Accrued pension liabilities	(242)	(306)
Net amount recognized	$215	(204)

Schedule of Net Benefit Costs [Table Text Block]
For the years ended December 31, 2011, 2012 and 2013, the net periodic pension cost consisted of the following:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)
Service cost	$-	-	-
Interest cost	33	50	39
Expected return on plan assets	(44)	(48)	(44)
Net amortization	36	69	58
Net periodic pension cost	$25	71	53

Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation [Table Text Block]
At December 31, 2012 and 2013, the weighted-average assumptions used in computing the benefit obligation are as follows:

	December 31,
	2012	2013

Discount rate	1.75%	2.25%
Rate of increase in compensation levels	4.00%	5.00%

Scheduleofdefinedbenfitplanassuptionsusedcalculatingnetperiodicbenefit [Table Text Block]
For the years ended December 31, 2011, 2012 and 2013, the weighted average assumptions used in computing net periodic benefit cost are as follows:

	Year Ended December 31,
	2011	2012	2013
	Whole

Discount rate	2.00%	1.75%	2.25%
Rate of increase in compensation levels	5.00%	4.00%	5.00%
Expected long-term rate of return on pension assets	2.00%	1.75%	2.00%